Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
in CHF thousands	2019	2018
Financial assets
Long-term financial assets	304	304
Other current receivables	304	236
Short-term financial assets	95,000	30,000
Cash and cash equivalents	193,587	156,462
Total financial assets	289,195	187,002

	As of December 31,
in CHF thousands	2019	2018
Financial liabilities
Long-term financing obligation	—	186
Long-term lease liabilities	1,813	—
Trade and other payables	142	1,979
Accrued expenses	11,797	10,420
Short-term financing obligation	652	332
Short-term lease liabilities	442	—
Total financial liabilities	14,846	12,917